Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 3,761	$ 2,614
Total deferred tax liabilities	1,601	1,008
Net deferred tax assets	2,160	1,606
Deferred tax assets	2,444	1,799
Deferred tax liabilities	284	193
Net deferred tax assets	2,160	1,606
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,705	965
Trading loans [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	43	50
Employee Benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	834	844
Pensions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	516	344
Losses available for carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	96	95
Tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	133	228
Land, buildings, equipment, and other depreciable assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	111
Total deferred tax liabilities		242
Intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	87
Total deferred tax liabilities		40
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	236	88
Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	1,404	527
Deferred income expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	73	91
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 124	$ 108